Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets Estimated Economic Lives (Details)	Dec. 31, 2024
Brand
Summary of Significant Accounting Policies
Intangible assets	10 years
Customer relationships
Summary of Significant Accounting Policies
Intangible assets	5 years
Minimum | Computer software, systems and technology
Summary of Significant Accounting Policies
Intangible assets	1 year
Maximum | Computer software, systems and technology
Summary of Significant Accounting Policies
Intangible assets	5 years